Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment

Changes in the Group’s property, plant and equipment in 2021 and 2020 were as follows:

	Farmlands	Farmland improvements	Buildings and facilities	Machinery, equipment, furniture and fittings	Bearer plants	Others	Work in progress	Total
At January 1, 2020
Fair value for farmlands / Cost	709,585	44,887	413,727	791,024	573,060	23,907	59,158	2,615,348
Accumulated depreciation	—	(19,607)	(181,007)	(584,751)	(319,540)	(17,223)	—	(1,122,128)
Net book amount	709,585	25,280	232,720	206,273	253,520	6,684	59,158	1,493,220
At December 31, 2020
Opening net book amount	709,585	25,280	232,720	206,273	253,520	6,684	59,158	1,493,220
Exchange differences	(36,422)	(432)	(55,368)	(112,657)	30,864	(617)	(6,445)	(181,077)
Additions	—	—	11,279	52,350	72,592	1,877	31,192	169,290
Revaluation surplus	41,490	—	—	—	—	—	—	41,490
Reclassification from investment property	3,127	—	—	—	—	—	—	3,127
Transfers	—	(177)	10,101	16,182	—	59	(26,165)	—
Disposals	(10,118)	—	(73)	(3,092)	—	(37)	—	(13,320)
Disposals of subsidiaries	(13,496)	—	—	—	—	—	—	(13,496)
Reclassification to non-income tax credits (*)	—	—	—	(363)	—	—	—	(363)
Depreciation	—	(3,086)	(21,055)	(62,788)	(52,147)	(1,503)	—	(140,579)
Closing net book amount	694,166	21,585	177,604	95,905	304,829	6,463	57,740	1,358,292

	Farmlands	Farmland improvements	Buildings and facilities	Machinery, equipment, furniture and fittings	Bearer plants	Others	Work in progress	Total
At December 31, 2020
Fair value for farmlands / Cost	694,166	44,278	379,666	743,444	676,516	25,189	57,740	2,620,999
Accumulated depreciation	—	(22,693)	(202,062)	(647,539)	(371,687)	(18,726)	—	(1,262,707)
Net book amount	694,166	21,585	177,604	95,905	304,829	6,463	57,740	1,358,292
Year ended December 31, 2021
Opening net book amount	694,166	21,585	177,604	95,905	304,829	6,463	57,740	1,358,292
Exchange differences	142,390	2,772	20,923	(4,804)	(34,433)	20,567	9,299	156,714
Additions	—	169	11,681	55,463	88,530	2,615	46,371	204,829
Revaluation surplus	(126,675)	—	—	—	—	—	—	(126,675)
Reclassification from investment property	1,380	—	—	—	—	—	—	1,380
Transfers	—	(4,773)	23,049	13,471	149	104	(32,000)	—
Disposals	—	(8)	(126)	(4,078)	—	(63)	(42)	(4,317)
Reclassification to non-income tax credits (*)	—	—	—	(303)	—	—	—	(303)
Depreciation	—	(3,166)	(25,452)	(72,471)	(64,093)	(2,115)	—	(167,297)
Closing net book amount	711,261	16,579	207,679	83,183	294,982	27,571	81,368	1,422,623
At December 31, 2021
Fair value for farmlands / Cost	711,261	42,438	435,193	803,193	730,762	48,412	81,368	2,852,627
Accumulated depreciation	—	(25,859)	(227,514)	(720,010)	(435,780)	(20,841)	—	(1,430,004)
Net book amount	711,261	16,579	207,679	83,183	294,982	27,571	81,368	1,422,623

(*) Brazilian federal tax law allows entities to take a percentage of the total cost of the assets purchased as a tax credit. As of December 31, 2021 and 2020, ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) tax credits were reclassified to trade and other receivables.

Depreciation is calculated using the straight-line method to allocate their cost over the estimated usefull lives. Farmlands are not depreciated.

Farmland improvements	5-25 years
Buildings and facilities	20 years
Furniture and fittings	10 years
Computer equipment	3-5 years
Machinery and equipment	4-10 years
Vehicles	4-5 years
Bearer plants	6 years - based on productivity

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each statement of financial position date. Farmlands are measured at fair value. For all farmlands with a total valuation of US$711 million as of December 31, 2021, the valuation was determined using sales Comparison Approach prepared by an independent expert. Sale prices of comparable properties are adjusted considering the specific aspects of each property, the most relevant premise being the price per hectare (Level 3). The Group estimated that, other factors being constant, a 10% reduction on the sales price for the period ended December 31, 2021 would have reduced the value of the farmlands on US$71 million (2020: US$69 million), which would impact, net of its tax effect on the "Revaluation surplus" item in the statement of Changes in Shareholders' Equity. If farmlands were stated on the historical cost basis, the amount as of December 31, 2020 would be US$194 million.

Depreciation charges are included in “Cost of production of Biological Assets," “Cost of production of manufactures products,”“General and administrative expenses,”“Selling expenses” and capitalized in “Property, plant and equipment” for the years ended December 31, 2021 and 2020.

During the year ended December 31, 2021, borrowing costs of US$2,831 (2020:US$3,861) were capitalized as components of the cost of acquisition or construction for qualifying assets.

Certain of the Group’s assets have been pledged as collateral to secure the Group’s borrowings and other payables. The net book value of the pledged assets amounts to US$124,554 as of December 31, 2021 (2020: US$451,904).